Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Long-term Debt

Long-term debt is comprised of the following (dollars in thousands):

	October 5, 2013	December 29, 2012
Holding I Notes	$460,000	$460,000
Holding II Notes	150,000	—
Discount on Holding II Notes	(1,408)	—
2017 ABL Facility	48,300	35,000
Other loans	2,611	2,011
Mortgage note payable	490	706

Total debt	659,993	497,717
Current portion	(2,307)	(2,271)

Total long-term debt	$657,686	$495,446

Long-term debt is comprised of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
2017 Notes	$460,000	$—
2015 Notes	—	350,000
Discount on 2015 Notes, net	—	(2,495)
2017 ABL Facility	35,000	—
2013 ABL Facility	—	5,000
Other loans	2,011	2,219
Mortgage note payable	706	950

Total debt	497,717	355,674
Current portion	(2,271)	(434)

Total long-term debt	$495,446	$355,240

Principal Payments Required to be made on Outstanding Debt

Principal payments required to be made on outstanding debt as of December 29, 2012, excluding capital lease obligations, is as follows (dollars in thousands):

2013	$2,271
2014	280
2015	166
2016	—
2017	495,000
Thereafter	—

Total debt	$497,717